Employee Benefit - Summary of Defined Benefit Scheme Amounts Recognised in Consolidated Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined contribution and benefit schemes [line items]
Total charge to consolidated statements of profit or loss	₨ 494	$ 8	₨ 536	₨ 642
Defined benefit pension plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Current service cost	331	5	277	279
Past service cost	820	13
Net Interest cost	98	1	99	158
Total charge to consolidated statements of profit or loss	₨ 1,249	$ 19	₨ 376	₨ 437